Trading assets and liabilities	6 Months Ended
Jun. 30, 2016
Trading assets and liabilities
14 Trading assets and liabilities
end of	6M16	2015
Trading assets (CHF million)
Debt securities	66,674	80,546
Equity securities	69,895	71,102
Derivative instruments [1]	29,504	28,579
Other	11,660	10,869
Trading assets	177,733	191,096
Trading liabilities (CHF million)
Short positions	24,647	25,509
Derivative instruments [1]	27,045	23,545
Trading liabilities	51,692	49,054
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M16	2015
Cash collateral – netted (CHF million) [1]
Cash collateral paid	39,759	32,127
Cash collateral received	29,055	22,027
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,050	7,987
Cash collateral received	12,776	13,991
1 Recorded as cash collateral netting on derivative instruments in Note 21 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 18 – Other assets and other liabilities.